Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 10,561	$ 9,591	$ 1,949
Prepaid expenses and other current assets	928	636	2,354
Total current assets	11,489	10,227	4,303
NONCURRENT ASSETS
Machinery and equipment, net	795	869	1,270
Operating lease right-of-use assets, net	2,636	2,934	4,073
Other noncurrent assets	144	152	373
TOTAL ASSETS	15,064	14,182	10,019
CURRENT LIABILITIES
Finance lease liability, current	69	66	81
Operating lease right-of-use liability, current	1,252	1,204	1,035
Total current liabilities	5,426	9,496	10,232
NONCURRENT LIABILITIES
Operating lease right-of-use liability, noncurrent	1,523	1,845	3,037
Finance lease liability, noncurrent	129	145	216
Promissory note	600	600
Related party term notes payable, net of discount, including accrued interest			2,060
Warrant liability	81	119	623
Related party warrant liability	6	9	48
TOTAL LIABILITIES	7,765	12,214	18,254
Commitments and contingencies (Note 11)
TOTAL EQUITY (DEFICIT)
Common stock, $0.0001 par value, 330,000 shares authorized; 20,760 and 3,552 shares issued and outstanding as of December 31, 2024 and 2023, respectively	3	2	1
Additional paid-in capital	133,665	123,275	91,383
Accumulated other comprehensive loss, net of tax	(26)	(28)	(47)
Accumulated deficit	(126,701)	(121,715)	(99,572)
Total stockholders’ equity (deficit)	6,941	1,534	(8,235)
Noncontrolling interest	358	434
Total equity (deficit)	7,299	1,968	(8,235)
TOTAL LIABILITIES AND EQUITY (DEFICIT)	15,064	14,182	10,019
Nonrelated Party [Member]
CURRENT LIABILITIES
Accounts payable	1,198	2,072	2,796
Accrued expenses and other current liabilities	1,732	1,858	4,896
Term notes payable, net of discount, including accrued interest		251	529
NONCURRENT LIABILITIES
Other noncurrent liabilities			1,500
Related Party [Member]
CURRENT LIABILITIES
Accounts payable	7	2	81
Accrued expenses and other current liabilities	36	480	536
Term notes payable, net of discount, including accrued interest	1,132	2,702	278
Related party bridge loan payable, including accrued interest		223
Related party other current liability		638
NONCURRENT LIABILITIES
Other noncurrent liabilities			$ 538